Balance Sheet Components - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Goodwill [Roll Forward]
Beginning balance	$ 31,516	$ 30,551	$ 13,801
Additions from an acquisition	0	965	16,750
Ending balance	$ 31,516	$ 31,516	$ 30,551